                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act File Number: 811-07345

                         IXIS Advisor Funds Trust III
--------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

               399 Boylston Street, Boston, Massachusetts 02116
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                          Coleen Downs Dinneen, Esq.
                   IXIS Asset Management Distributors, L.P.
                              399 Boylston Street
                          Boston, Massachusetts 02116
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 449-2810

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

ITEM I  SCHEDULE OF INVESTMENTS

       HARRIS ASSOCIATES FOCUSED VALUE FUND -- PORTFOLIO OF INVESTMENTS

Investments as of March 31, 2006 (Unaudited)

  Shares        Description                                       Value (+)(e)
-------------------------------------------------------------------------------
Common Stocks -- 94.1% of Net Assets

                Aerospace & Defense -- 4.6%
     279,100    Raytheon Co.                                     $  12,793,944
                                                                 -------------
                Apparel -- 4.5%
     304,900    Liz Claiborne, Inc.                                 12,494,802
                                                                 -------------
                Apparel Retailers -- 3.8%
     309,900    Timberland Co.(a)(c)                                10,607,877
                                                                 -------------
                Beverages -- 1.8%
      72,000    Molson Coors Brewing Co.(c)                          4,940,640
                                                                 -------------
                Commercial Services -- 5.8%
     240,400    H&R Block, Inc.                                      5,204,660
     333,400    R R Donnelley & Sons Co.                            10,908,848
                                                                 -------------
                                                                    16,113,508
                                                                 -------------
                Cosmetics & Personal Care -- 3.7%
     272,500    Estee Lauder Co., Inc. (The)(c)                     10,134,275
                                                                 -------------
                Distribution & Wholesale -- 3.5%
     162,900    CDW Corp.                                            9,586,665
                                                                 -------------
                Diversified Financial Services -- 3.3%
     143,900    Morgan Stanley                                       9,039,798
                                                                 -------------
                Food -- 0.8%
      74,500    Smithfield Foods, Inc.(a)(c)                         2,185,830
                                                                 -------------
                Insurance -- 4.0%
     443,900    Conseco, Inc.(a)                                    11,017,598
                                                                 -------------
                Leisure Time -- 3.9%
     208,300    Harley-Davidson, Inc.                               10,806,604
                                                                 -------------
                Media -- 15.9%
     398,900    Cablevision Systems Corp., Class A(a)               10,650,630
     604,420    Discovery Holding Co.(a)(c)                          9,066,300
     234,600    EW Scripps Co.                                      10,488,966
     851,200    Liberty Media Corp., Class A(a)                      6,988,352
     392,900    Time Warner, Inc.                                    6,596,791
                                                                 -------------
                                                                    43,791,039
                                                                 -------------
                Miscellaneous - Manufacturing -- 2.0%
     204,100    Tyco International, Ltd.                             5,486,208
                                                                 -------------
                Oil & Gas -- 1.8%
      54,500    Burlington Resources, Inc.                           5,009,095
                                                                 -------------
                Pharmaceuticals -- 3.7%
     186,900    Omnicare, Inc.                                      10,277,631
                                                                 -------------
                Restaurants -- 8.4%
     338,900    McDonald's Corp.                                    11,644,604
     235,100    Yum! Brands, Inc.                                   11,486,986
                                                                 -------------
                                                                    23,131,590
                                                                 -------------
                Retail -- 5.9%
     221,200    AutoNation, Inc.(a)                                  4,766,860
     462,400    TJX Cos., Inc.                                      11,476,768
                                                                 -------------
                                                                    16,243,628
                                                                 -------------
                Savings & Loans -- 8.9%
     380,300    Sovereign Bancorp, Inc.                              8,332,373
     383,600    Washington Mutual, Inc.(c)                          16,349,032
                                                                 -------------
                                                                    24,681,405
                                                                 -------------
                Semiconductors -- 7.8%
     639,200    Intel Corp.                                         12,368,520
      16,400    International Rectifier Corp.(a)                       679,452
     306,000    National Semiconductor Corp.                         8,519,040
                                                                 -------------
                                                                    21,567,012
                                                                 -------------
                Total Common Stocks
                (Identified Cost $225,878,089)                     259,909,149
                                                                 -------------
  Shares/
 Principal
  Amount
-------------------------------------------------------------------------------
Short-Term Investments -- 18.3%
  32,008,685    State Street Navigator Securities Lending
                Prime Portfolio(d)                                  32,008,685
$ 18,657,658    Tri-Party Repurchase Agreement with Fixed
                Income Clearing Corporation, dated 3/31/2006
                at 2.95% to be repurchased at $18,662,245 on
                4/03/2006, collateralized by $19,290,000 U.S.
                Treasury Note, 4.00% due 6/15/2009 valued at
                $19,032,440(f)                                      18,657,658
                                                                 -------------
                Total Short-Term Investments
                (Identified Cost $50,666,343)                       50,666,343
                                                                 -------------
                Total Investments -- 112.4%
                (Identified Cost $276,544,432)(b)                  310,575,492
                Other assets less liabilities -- (12.4)%           (34,363,037)
                                                                 -------------
                Net Assets -- 100%                               $ 276,212,455
                                                                 =============

(+) Equity securities for which market quotations are readily available are valued at market price on the basis of valuations furnished to the Fund by a pricing service which has been authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on an applicable securities exchange or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price on the basis of valuations furnished by a pricing service authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and

Investments as of March 31, 2006 (Unaudited)

    various relationships between securities which are generally recognized by institutional traders. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair value as determined in good faith by the Fund's investment adviser and subadviser, pursuant to the procedures approved by the Board of Trustees. Security transactions are accounted for on the trade date.

(a) Non-income producing security.

(b) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales):

    At March 31, 2006, the net unrealized appreciation on investments based on cost of $276,544,432 for federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for all
    investments in which there is an excess of value
    over tax cost.                                       $ 38,820,503
    Aggregate gross unrealized depreciation for all
    investments in which there is an excess of
    tax cost over value.                                   (4,789,443)
                                                         ------------
    Net unrealized appreciation                          $ 34,031,060
                                                         ============

(c) All or a portion of this security was on loan to brokers at March 31, 2006. The Fund has entered into an agreement with State Street Bank, as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government and agency securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The Fund bears the risk of loss with respect to the investment of cash collateral. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at March 31, 2006 were $31,406,128 and $32,008,685.

(d) Represents investment of securities lending collateral.

(e) The books and records of the fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S dollars based upon foreign exchange rates prevailing at the end of the period.

(f) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The Fund's investment adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

         IXIS EQUITY DIVERSIFIED PORTFOLIO -- PORTFOLIO OF INVESTMENTS

Investments as of March 31, 2006 (Unaudited)

Shares    Description                                              Value (+)(c)
-------------------------------------------------------------------------------
Common Stocks -- 96.1% of Net Assets

          Advertising -- 0.4%
 1,625    Getty Images, Inc.(a)(e)                                  $  121,680
                                                                    ----------
          Aerospace & Defense -- 1.8%
   700    Alliant Techsystems, Inc.(a)                                  54,019
 1,300    CAE, Inc.                                                     10,231
 4,100    Honeywell International, Inc.                                175,357
   600    L-3 Communications Holdings, Inc.                             51,474
 7,300    Raytheon Co.                                                 334,632
                                                                    ----------
                                                                       625,713
                                                                    ----------
          Agriculture -- 0.3%
 2,800    Archer-Daniels-Midland Co.                                    94,220
   100    Universal Corp.                                                3,677
                                                                    ----------
                                                                        97,897
                                                                    ----------
          Airlines -- 0.2%
   860    British Airways PLC, Sponsored ADR(a)(e)                      52,778
                                                                    ----------
          Apparel -- 0.9%
 8,325    Coach, Inc.(a)                                               287,879
   200    Columbia Sportswear Co.(a)                                    10,666
                                                                    ----------
                                                                       298,545
                                                                    ----------
          Auto Manufacturers -- 0.5%
 5,423    Nissan Motor Co., Ltd., Sponsored ADR(e)                     128,959
   500    PACCAR, Inc.                                                  35,240
                                                                    ----------
                                                                       164,199
                                                                    ----------
          Banks -- 4.2%
 3,860    ABN AMRO Holding NV, Sponsored ADR                           115,337
 7,040    Banco Santander Central Hispano SA, ADR(e)                   102,854
 2,300    Bank of America Corp.                                        104,742
 1,537    Bank of Yokohama, Ltd., Sponsored ADR(e)                     120,270
 2,530    BNP Paribas, ADR(e)                                          117,898
 1,820    DBS Group Holdings, Ltd., Sponsored ADR                       73,346
   980    Deutsche Bank AG, Registered(e)                              111,955
   600    First Horizon National Corp.                                  24,990
   600    Hancock Holding Co.                                           27,912
   793    HSBC Holdings PLC, Sponsored ADR(e)                           66,438
 1,200    Marshall & Ilsley Corp.                                       52,296
 2,400    R&G Financial Corp., Class B                                  30,384
19,903    Sumitomo Trust & Banking Co., Ltd. (The),
          Sponsored ADR(e)                                             230,875
 3,340    U.S. Bancorp                                                 101,870
 1,400    Wachovia Corp.                                                78,470
   879    Westpac Banking Corp.                                         74,689
                                                                    ----------
                                                                     1,434,326
                                                                    ----------
          Beverages -- 1.5%
 2,680    Coca-Cola Co. (The)                                          112,212
 2,200    Diageo PLC, Sponsored ADR(e)                                 139,546
 4,250    PepsiCo, Inc.                                                245,607
                                                                    ----------
                                                                       497,365
                                                                    ----------
          Biotechnology -- 1.4%
 2,950    Amgen, Inc.(a)                                               214,613
 3,050    Genentech, Inc.(a)                                           257,755
                                                                    ----------
                                                                       472,368
                                                                    ----------
          Building Materials -- 0.3%
 3,500    Masco Corp.                                                  113,715
                                                                    ----------
          Chemicals -- 0.8%
   500    Ashland, Inc.                                                 35,540
 2,873    Ciba Specialty Chemicals AG, Sponsored ADR(e)                 85,328
 2,400    Sherwin-Williams Co. (The)                                   118,656
   500    Sigma-Aldrich Corp.                                           32,895
                                                                    ----------
                                                                       272,419
                                                                    ----------
          Commercial Services -- 2.0%
 2,000    Convergys Corp.(a)                                            36,420
 5,025    Monster Worldwide, Inc.(a)                                   250,546
 4,900    Moody's Corp.                                                350,154
 1,800    R. R. Donnelley & Sons Co.                                    58,896
                                                                    ----------
                                                                       696,016
                                                                    ----------
          Computers -- 6.4%
 6,400    Apple Computer, Inc.(a)                                      401,408
 2,175    Cognizant Technology Solutions Corp.(a)                      129,391
13,000    Dell, Inc.(a)                                                386,880
 1,400    Diebold, Inc.                                                 57,540
 1,300    DST Systems, Inc.(a)                                          75,322
20,325    Hewlett-Packard Co.                                          668,692
 5,525    Network Appliance, Inc.(a)                                   199,066
49,200    Sun Microsystems, Inc.(a)                                    252,396
                                                                    ----------
                                                                     2,170,695
                                                                    ----------
          Distribution & Wholesale -- 0.4%
 1,872    Marubeni Corp., ADR                                           97,344
 3,820    Sumitomo Corp., Sponsored ADR(e)                              53,480
                                                                    ----------
                                                                       150,824
                                                                    ----------
          Diversified Financial Services -- 12.1%
 6,000    American Express Co.                                         315,300
   600    Bear Stearns Cos. (The), Inc.                                 83,220
   425    Chicago Mercantile Exchange Holdings, Inc.                   190,188
 2,100    CIT Group, Inc.                                              112,392
 6,700    Citigroup, Inc.                                              316,441
 2,046    Credit Suisse Group, Sponsored ADR(e)                        114,290
 2,500    Eaton Vance Corp.                                             68,450
 2,025    Franklin Resources, Inc.                                     190,836
 2,525    Goldman Sachs Group, Inc.                                    396,324
11,920    JPMorgan Chase & Co.                                         496,349
 3,050    Legg Mason, Inc.                                             382,256
 2,575    Lehman Brothers Holdings, Inc.                               372,165
 8,100    Morgan Stanley                                               508,842

Investments as of March 31, 2006 (Unaudited)

Shares    Description                                             Value (+)(c)
------------------------------------------------------------------------------
          Diversified Financial Services - continued
 9,650    Nomura Holdings, Inc.(e)                                 $  213,940
 1,500    Nuveen Investments, Class A                                  72,225
   800    T. Rowe Price Group, Inc.                                    62,568
10,250    TD Ameritrade Holding Corp.(a)                              213,917
                                                                   ----------
                                                                    4,109,703
                                                                   ----------
          Electric -- 0.7%
 2,670    E.ON AG, Sponsored ADR(e)                                    97,722
 2,500    Mirant Corp.(a)                                              62,500
   500    PG&E Corp.                                                   19,450
   700    PPL Corp.                                                    20,580
   500    Progress Energy, Inc.                                        21,990
                                                                   ----------
                                                                      222,242
                                                                   ----------
          Electrical Components & Equipment -- 1.3%
 1,200    AMETEK, Inc.                                                 53,952
 3,150    Emerson Electric Co.                                        263,434
 2,500    General Cable Corp.(a)                                       75,825
 6,810    Johnson Electric Holdings, Ltd., Sponsored
          ADR(e)                                                       62,993
                                                                   ----------
                                                                      456,204
                                                                   ----------
          Electronics -- 1.4%
 9,646    Celestica, Inc.(a)                                          110,447
 1,600    Fisher Scientific International, Inc.(a)                    108,880
 3,170    Koninklijke (Royal) Philips Electronics NV                  106,670
   900    Mettler Toledo International, Inc.(a)                        54,306
12,490    NEC Corp., ADR(e)                                            87,930
                                                                   ----------
                                                                      468,233
                                                                   ----------
          Engineering & Construction -- 0.5%
12,080    ABB, Ltd., Sponsored ADR(a)(e)                              151,604
 1,100    Chicago Bridge & Iron Co., N.V.                              26,400
                                                                   ----------
                                                                      178,004
                                                                   ----------
          Food -- 1.2%
   910    Ajinomoto Co., Inc., ADR                                     97,143
   400    Del Monte Foods Co.                                           4,744
 1,240    Nestle SA, Sponsored ADR                                     89,776
 3,350    Whole Foods Market, Inc.                                    222,574
                                                                   ----------
                                                                      414,237
                                                                   ----------
          Gas -- 0.2%
 2,100    Southern Union Co.                                           52,143
                                                                   ----------
          Health Care - Capital Equipment -- 0.2%
 1,800    Thermo Electron Corp.(a)                                     66,762
                                                                   ----------
          Health Care - Products -- 3.7%
 7,200    Baxter International, Inc.                                  279,432
 1,300    Beckman Coulter, Inc.                                        70,941
 1,300    Biomet, Inc.                                                 46,176
   600    Cooper Cos. (The), Inc.                                      32,418
   925    Intuitive Surgical, Inc.(a)(e)                              109,150
 3,570    Johnson & Johnson                                           211,415
 2,500    Kinetic Concepts, Inc.(a)                                   102,925
 5,025    St. Jude Medical, Inc.(a)                                   206,025
 2,800    Zimmer Holdings, Inc.(a)                                    189,280
                                                                   ----------
                                                                    1,247,762
                                                                   ----------
          Health Care - Services -- 3.5%
 6,050    Aetna, Inc.                                                 297,297
 2,725    DaVita, Inc.(a)                                             164,072
 3,325    Humana, Inc.(a)                                             175,061
 2,100    Quest Diagnostics, Inc.                                     107,730
 1,600    Triad Hospitals, Inc.(a)                                     67,040
 7,050    UnitedHealth Group, Inc.                                    393,813
                                                                   ----------
                                                                    1,205,013
                                                                   ----------
          Holding Companies - Diversified -- 0.2%
 1,730    Hutchison Whampoa, Ltd., ADR                                 78,975
                                                                   ----------
          Home Builders -- 0.3%
 2,900    Pulte Homes, Inc.                                           111,418
                                                                   ----------
          Home Furnishings -- 0.3%
 2,218    Sony Corp., Sponsored ADR                                   102,183
                                                                   ----------
          Household Products & Wares -- 0.8%
 2,900    Fortune Brands, Inc.                                        233,827
   300    Fossil, Inc.(a)                                               5,574
 1,100    Scotts Miracle-Gro Co., (The), Class A                       50,336
                                                                   ----------
                                                                      289,737
                                                                   ----------
          Insurance -- 2.9%
 2,500    Aflac, Inc.                                                 112,825
   400    Ambac Financial Group, Inc.                                  31,840
   500    American International Group, Inc.                           33,045
   700    Arch Capital Group, Ltd.(a)                                  40,418
 3,500    Axa, Sponsored ADR                                          122,360
 1,700    Cincinnati Financial Corp.                                   71,519
 3,150    ING Groep NV, Sponsored ADR                                 124,110
 1,450    MGIC Investment Corp.                                        96,614
 1,500    Ohio Casualty Corp.                                          47,550
   600    PMI Group, Inc. (The)                                        27,552
 3,325    Prudential Financial, Inc.                                  252,068
   500    Willis Group Holdings, Ltd.                                  17,130
                                                                   ----------
                                                                      977,031
                                                                   ----------
          Internet -- 1.5%
 6,350    eBay, Inc.(a)                                               248,031
   500    Google, Inc., Class A(a)                                    195,000
 3,700    Symantec Corp.(a)                                            62,271
                                                                   ----------
                                                                      505,302
                                                                   ----------
          Leisure Time -- 1.9%
 7,600    Carnival Corp.                                              360,012
 5,400    Harley-Davidson, Inc.(e)                                    280,152
                                                                   ----------
                                                                      640,164
                                                                   ----------
          Machinery - Construction & Mining -- 1.2%
 3,150    Caterpillar, Inc.                                           226,201

Investments as of March 31, 2006 (Unaudited)

Shares    Description                                               Value (+)(c)
--------------------------------------------------------------------------------
          Machinery - Construction & Mining - continued
 3,050    Joy Global, Inc.                                           $  182,299
                                                                     ----------
                                                                        408,500
                                                                     ----------
          Media -- 5.6%
 2,770    British Sky Broadcasting PLC(e)                               104,650
 6,800    CBS Corp., Class B                                            163,064
 6,100    DIRECTV Group (The), Inc.(a)                                  100,040
39,400    Liberty Media Corp., Class A(a)                               323,474
 2,380    Reuters Group PLC, Sponsored ADR(e)                            97,961
25,700    Time Warner, Inc.                                             431,503
 4,400    Viacom, Inc., Class B(a)                                      170,720
 2,980    Vivendi Universal SA                                          101,916
14,900    Walt Disney Co. (The)                                         415,561
                                                                     ----------
                                                                      1,908,889
                                                                     ----------
          Metal Fabricate & Hardware -- 0.1%
 1,100    Timken Co. (The)                                               35,497
                                                                     ----------
          Metals -- 0.6%
 2,620    Alcan, Inc.                                                   119,813
 1,100    Inco, Ltd.                                                     54,879
   500    RTI International Metals, Inc.(a)                              27,425
                                                                     ----------
                                                                        202,117
                                                                     ----------
          Mining -- 0.2%
 1,200    Companhia Vale do Rio Doce, ADR                                58,236
                                                                     ----------
          Miscellaneous - Manufacturing -- 2.2%
   700    Cooper Industries, Ltd., Class A                               60,830
   900    Eaton Corp.                                                    65,673
   700    Ingersoll-Rand Co., Ltd., Class A                              29,253
 1,100    ITT Industries, Inc.                                           61,842
 5,263    Kawasaki Heavy Industries, Ltd., Sponsored
          ADR(e)                                                         72,893
   300    Parker Hannifin Corp.                                          24,183
16,100    Tyco International, Ltd.                                      432,768
                                                                     ----------
                                                                        747,442
                                                                     ----------
          Office & Business Equipment -- 0.5%
 1,700    Canon, Inc., Sponsored ADR                                    112,285
 3,060    Xerox Corp.(a)                                                 46,512
                                                                     ----------
                                                                        158,797
                                                                     ----------
          Oil & Gas -- 3.9%
   200    Amerada Hess Corp.                                             28,480
   300    Anadarko Petroleum Corp.                                       30,303
   300    Apache Corp.                                                   19,653
 1,450    BP PLC, Sponsored ADR                                          99,963
 3,300    Chesapeake Energy Corp.                                       103,653
 2,000    ConocoPhillips                                                126,300
 2,309    ENI SpA, Sponsored ADR                                        131,567
 1,525    EOG Resources, Inc.                                           109,800
 1,800    Frontier Oil Corp.                                            106,830
   600    Murphy Oil Corp.                                               29,892
   500    Noble Energy, Inc.                                             21,960
   700    Occidental Petroleum Corp.                                     64,855
   700    Pogo Producing Co.                                             35,175
   600    Sunoco, Inc.                                                   46,542
   700    Tesoro Corp.                                                   47,838
   980    Total SA, Sponsored ADR(e)                                    129,095
 1,600    Valero Energy Corp.                                            95,648
 2,708    XTO Energy, Inc.                                              117,988
                                                                     ----------
                                                                      1,345,542
                                                                     ----------
          Oil & Gas Services -- 0.3%
 1,650    National Oilwell Varco, Inc.(a)                               105,798
                                                                     ----------
          Pharmaceuticals -- 4.2%
 2,200    Abbott Laboratories                                            93,434
 1,630    AstraZeneca PLC, Sponsored ADR                                 81,875
 1,500    Cardinal Health, Inc.                                         111,780
 8,375    Caremark Rx, Inc.(a)                                          411,883
 2,750    Gilead Sciences, Inc.(a)                                      171,105
 2,040    GlaxoSmithKline PLC, ADR                                      106,712
 1,900    Medco Health Solutions, Inc.(a)                               108,718
 2,041    Novartis AG, ADR                                              113,153
 1,620    Schering AG, ADR(e)                                           168,334
   500    Schering-Plough Corp.                                           9,495
 3,916    Serono SA                                                      68,178
                                                                     ----------
                                                                      1,444,667
                                                                     ----------
          Processing / Business Services -- 0.6%
 2,250    Express Scripts, Inc.(a)                                      197,775
                                                                     ----------
          Real Estate -- 0.8%
 3,350    CB Richard Ellis Group, Inc., Class A(a)                      270,345
                                                                     ----------
          REITs - Healthcare -- 0.3%
 3,400    Ventas, Inc.                                                  112,812
                                                                     ----------
          REITs - Mortgage -- 0.4%
 3,000    KKR Financial Corp.                                            67,290
   200    Newcastle Investment Corp.                                      4,784
 2,300    NovaStar Financial, Inc.                                       76,912
                                                                     ----------
                                                                        148,986
                                                                     ----------
          Restaurants -- 1.5%
15,000    McDonald's Corp.                                              515,400
                                                                     ----------
          Retail -- 7.3%
   300    AutoZone, Inc.(a)                                              29,907
 6,325    Chico's FAS, Inc.(a)                                          257,048
 1,340    Costco Wholesale Corp.                                         72,574
14,275    Home Depot, Inc.                                              603,832
14,960    Kingfisher PLC, Sponsored ADR(e)                              125,664
 2,800    Kohl's Corp.(a)                                               148,428
 2,900    Lowe's Cos., Inc.                                             186,876
 4,350    Nordstrom, Inc.                                               170,433
   700    Pacific Sunwear of California, Inc.(a)                         15,512
 1,800    PETCO Animal Supplies, Inc.(a)                                 42,426
 9,200    Starbucks Corp.(a)                                            346,288
 3,400    TJX Cos., Inc.                                                 84,388
 8,490    Wal-Mart Stores, Inc.                                         401,068
                                                                     ----------
                                                                      2,484,444
                                                                     ----------

Investments as of March 31, 2006 (Unaudited)

  Shares       Description                                     Value (+)(c)
----------------------------------------------------------------------------
               Savings & Loans -- 1.1%
      3,700    Commercial Capital Bancorp, Inc.                $     52,022
      1,700    Sovereign Bancorp, Inc.                               37,247
      6,600    Washington Mutual, Inc.                              281,292
                                                               ------------
                                                                    370,561
                                                               ------------
               Semiconductors -- 3.9%
      6,587    Broadcom Corp., Class A(a)                           284,295
     22,400    Intel Corp.                                          433,440
      5,560    STMicroelectronics NV(e)                             102,248
     15,700    Texas Instruments, Inc.                              509,779
                                                               ------------
                                                                  1,329,762
                                                               ------------
               Software -- 0.4%
      3,650    Adobe Systems, Inc.(a)                               127,458
                                                               ------------
               Telecommunications -- 4.5%
        300    Anixter International, Inc.                           14,334
     16,875    Cisco Systems, Inc.(a)                               365,681
     11,925    Corning, Inc.(a)                                     320,902
      4,650    France Telecom SA(e)                                 104,532
      7,575    Motorola, Inc.                                       173,543
      7,725    QUALCOMM, Inc.                                       390,962
      3,550    Telefonica Moviles SA, ADR(e)                         45,689
      4,970    Vodafone Group PLC, Sponsored ADR                    103,873
        600    West Corp.(a)                                         26,796
                                                               ------------
                                                                  1,546,312
                                                               ------------
               Textiles -- 0.1%
        400    Mohawk Industries, Inc.(a)                            32,288
                                                               ------------
               Tobacco -- 0.7%
      1,700    Loews Corp. - Carolina Group                          80,359
        900    Reynolds American, Inc.                               94,950
      1,200    UST, Inc.                                             49,920
                                                               ------------
                                                                    225,229
                                                               ------------
               Toys, Games & Hobbies -- 0.5%
      8,480    Nintendo Co., Ltd., ADR                              157,304
                                                               ------------
               Transportation -- 1.1%
        400    CSX Corp.                                             23,920
      2,100    Laidlaw International, Inc.                           57,120
      3,300    Union Pacific Corp.                                  308,055
                                                               ------------
                                                                    389,095
                                                               ------------
               Water -- 0.3%
      2,582    Suez SA, ADR(e)                                      101,860
                                                               ------------
               Total Common Stocks
               (Identified Cost $30,422,149)                     32,718,769
                                                               ------------
  Shares/
 Principal
  Amount       Description                                     Value (+)(c)
----------------------------------------------------------------------------
Short-Term Investments -- 14.5%
  3,091,112    State Street Navigator Securities Lending
               Prime Portfolio(f)                              $  3,091,112
$ 1,870,687    Tri-Party Repurchase Agreement with Fixed
               Income Clearing Corporation, dated 3/31/2006
               at 2.95% to repurchased at $1,871,147 on
               4/03/2006, collateralized by $1,950,000 U.S.
               Treasury Note, 4.00% due 6/15/2009 valued at
               $1,923,964(d)                                      1,870,687
                                                               ------------
               Total Short-Term Investments
               (Identified Cost $4,961,799)                       4,961,799
                                                               ------------
               Total Investments -- 110.6%
               (Identified Cost $35,383,948)(b)                  37,680,568
               Other assets less liabilities--(10.6)%            (3,625,765)
                                                               ------------
               Net Assets -- 100%                              $ 34,054,803
                                                               ============

(+) Equity securities for which market quotations are readily available are valued at market price on the basis of valuations furnished to the Portfolio by a pricing service which has been authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on an applicable securities exchange or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price on the basis of valuations furnished by a pricing service authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. Securities traded on a foreign exchange will be valued at their market price on the non-U.S. exchange. The value of other securities principally traded outside the United States will be computed as of the completion of substantial trading for the day on the markets on which such securities principally trade. Occasionally, events affecting the value of securities principally traded outside the United States may occur between the completion of substantial trading of such securities for the day and the close of the Exchange, which events would not be reflected in the computation of the Portfolio's net asset value. If, in the determination of the Board of Trustees or persons acting at their direction, events materially affecting the value of the Portfolio's securities occur during such period, then these securities may be fair

Investments as of March 31, 2006 (Unaudited)

        valued at the time the Portfolio determines its net asset value by or pursuant to procedures approved by the Board of Trustees. When fair valuing its securities, the Portfolio may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the local market and before the time the Portfolio's net asset value is calculated. All other securities and assets are valued at their fair value as determined in good faith by the Portfolio's investment adviser and subadvisers, pursuant to the procedures approved by the Board of Trustees. Security transactions are accounted for on trade date.

(a)     Non-income producing security.

(b) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Portfolio's fiscal year for tax purposes. Such adjustments are primarily due to wash sales):
        At March 31, 2006, the net unrealized appreciation on investments based on cost of $35,383,948 for federal income tax purposes was as follows:

        Aggregate gross unrealized appreciation for all
        investments in which there is an excess of
        value of tax cost                                         2,782,251
        Aggregate gross unrealized depreciation for all
        investments in which there is an excess of tax
        cost over value                                            (485,631)
                                                                -----------
        Net unrealized appreciation                             $ 2,296,620
                                                                ===========

(c) The books and records of the fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S dollars based upon foreign exchange rates prevailing at the end of the period.

(d) The Portfolio, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Portfolio's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The Portfolio's investment adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Portfolio and the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Portfolio's ability to dispose of the underlying securities.

(e) All or a portion of this security was on loan to brokers at March 31, 2006. The Portfolio has entered into an agreement with State Street Bank, as agent of the Portfolio, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government and agency securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. The Portfolio invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Portfolio and State Street Bank as lending agent. The Portfolio bears the risk of loss with respect to the investment of cash collateral. The market value of securities on loan to borrowers and the value of collateral held by the Portfolio with respect to such loans at March 31, 2006 were $3,008,240 and $3,091,112.

(f)     Represents investment of securities lending collateral.

ADR An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

REITs   Real Estate Investment Trusts

        IXIS MODERATE DIVERSIFIED PORTFOLIO -- PORTFOLIO OF INVESTMENTS

Investments as of March 31, 2006 (Unaudited)

Shares     Description                                              Value (+)(e)
--------------------------------------------------------------------------------
Common Stocks -- 67.4% of Net Assets

           Advertising -- 0.3%
  4,200    Getty Images, Inc.(a)(c)                                  $  314,496
                                                                     ----------
           Aerospace & Defense -- 1.2%
  1,800    Alliant Techsystems, Inc.(a)                                 138,906
  3,500    CAE, Inc.                                                     27,545
 10,000    Honeywell International, Inc.                                427,700
  1,600    L-3 Communications Holdings, Inc.                            137,264
 17,700    Raytheon Co.                                                 811,368
                                                                     ----------
                                                                      1,542,783
                                                                     ----------
           Agriculture -- 0.2%
  7,300    Archer-Daniels-Midland Co.                                   245,645
    400    Universal Corp.                                               14,708
                                                                     ----------
                                                                        260,353
                                                                     ----------
           Airlines -- 0.1%
  2,340    British Airways PLC, Sponsored ADR(a)(c)                     143,606
                                                                     ----------
           Apparel -- 0.6%
 21,575    Coach, Inc.(a)                                               746,064
    500    Columbia Sportswear Co.(a)                                    26,665
                                                                     ----------
                                                                        772,729
                                                                     ----------
           Auto Manufacturers -- 0.4%
 14,680    Nissan Motor Co., Ltd., Sponsored ADR(c)                     349,090
  1,400    PACCAR, Inc.                                                  98,672
                                                                     ----------
                                                                        447,762
                                                                     ----------
           Banks -- 3.1%
 10,445    ABN AMRO Holding NV, Sponsored ADR                           312,097
 19,030    Banco Santander Central Hispano SA, ADR(c)                   278,028
  6,000    Bank of America Corp.                                        273,240
  4,150    Bank of Yokohama, Ltd., Sponsored ADR                        324,737
  6,840    BNP Paribas, ADR(c)                                          318,744
  4,915    DBS Group Holdings, Ltd., Sponsored ADR                      198,075
  2,660    Deutsche Bank AG, Registered(c)                              303,878
  1,700    First Horizon National Corp.                                  70,805
  1,500    Hancock Holding Co.                                           69,780
  2,145    HSBC Holdings PLC, Sponsored ADR(c)                          179,708
  3,100    Marshall & Ilsley Corp.                                      135,098
  6,200    R&G Financial Corp., Class B                                  78,492
 53,830    Sumitomo Trust & Banking Co., Ltd. (The),
           Sponsored ADR(c)                                             624,428
  9,800    U.S. Bancorp                                                 298,900
  3,700    Wachovia Corp.                                               207,385
  2,370    Westpac Banking Corp.                                        201,379
                                                                     ----------
                                                                      3,874,774
                                                                     ----------
           Beverages -- 1.1%
  7,300    Coca-Cola Co. (The)                                          305,651
  6,000    Diageo PLC, Sponsored ADR(c)                                 380,580
 11,000    PepsiCo, Inc.                                                635,690
                                                                     ----------
                                                                      1,321,921
                                                                     ----------
           Biotechnology -- 1.0%
  7,625    Amgen, Inc.(a)                                               554,719
  7,875    Genentech, Inc.(a)                                           665,516
                                                                     ----------
                                                                      1,220,235
                                                                     ----------
           Building Materials -- 0.2%
  8,400    Masco Corp.                                                  272,916
                                                                     ----------
           Chemicals -- 0.6%
  1,400    Ashland, Inc.                                                 99,512
  7,760    Ciba Specialty Chemicals AG, Sponsored ADR(c)                230,472
  6,400    Sherwin-Williams Co. (The)                                   316,416
  1,200    Sigma-Aldrich Corp.                                           78,948
                                                                     ----------
                                                                        725,348
                                                                     ----------
           Commercial Services -- 1.4%
  5,300    Convergys Corp.(a)                                            96,513
 13,025    Monster Worldwide, Inc.(a)                                   649,426
 12,700    Moody's Corp.                                                907,542
  4,600    R. R. Donnelley & Sons Co.                                   150,512
                                                                     ----------
                                                                      1,803,993
                                                                     ----------
           Computers -- 4.4%
 16,575    Apple Computer, Inc.(a)                                    1,039,584
  5,600    Cognizant Technology Solutions Corp.(a)                      333,144
 34,300    Dell, Inc.(a)                                              1,020,768
  3,700    Diebold, Inc.                                                152,070
  3,400    DST Systems, Inc.(a)                                         196,996
 50,150    Hewlett-Packard Co.                                        1,649,935
 14,300    Network Appliance, Inc.(a)                                   515,229
128,000    Sun Microsystems, Inc.(a)                                    656,640
                                                                     ----------
                                                                      5,564,366
                                                                     ----------
           Distribution & Wholesale -- 0.3%
  5,080    Marubeni Corp., ADR                                          264,160
 10,340    Sumitomo Corp., Sponsored ADR                                144,760
                                                                     ----------
                                                                        408,920
                                                                     ----------
           Diversified Financial Services -- 8.3%
 14,800    American Express Co.                                         777,740
  1,700    Bear Stearns Cos. (The), Inc.                                235,790
  1,125    Chicago Mercantile Exchange Holdings, Inc.                   503,438
  5,400    CIT Group, Inc.                                              289,008
 16,400    Citigroup, Inc.                                              774,572
  5,530    Credit Suisse Group, Sponsored ADR(c)                        308,906
  6,600    Eaton Vance Corp.                                            180,708
  5,225    Franklin Resources, Inc.                                     492,404
  6,525    Goldman Sachs Group, Inc.                                  1,024,164
 29,400    JPMorgan Chase & Co.                                       1,224,216
  7,875    Legg Mason, Inc.                                             986,974
  6,650    Lehman Brothers Holdings, Inc.                               961,124
 19,700    Morgan Stanley                                             1,237,554

Investments as of March 31, 2006 (Unaudited)

Shares    Description                                             Value (+)(e)
------------------------------------------------------------------------------
          Diversified Financial Services - continued
26,110    Nomura Holdings, Inc.(c)                                $   578,859
 3,800    Nuveen Investments, Class A                                 182,970
 2,000    T. Rowe Price Group, Inc.                                   156,420
26,550    TD Ameritrade Holding Corp.(a)                              554,098
                                                                  -----------
                                                                   10,468,945
                                                                  -----------
          Electric -- 0.5%
 7,230    E.ON AG, Sponsored ADR(c)                                   264,618
 6,600    Mirant Corp.(a)                                             165,000
 1,400    PG&E Corp.                                                   54,460
 1,900    PPL Corp.                                                    55,860
 1,200    Progress Energy, Inc.                                        52,776
                                                                  -----------
                                                                      592,714
                                                                  -----------
          Electrical Components & Equipment -- 1.0%
 3,100    AMETEK, Inc.                                                139,376
 8,150    Emerson Electric Co.                                        681,585
 6,400    General Cable Corp.(a)                                      194,112
18,425    Johnson Electric Holdings, Ltd., Sponsored
          ADR(c)                                                      170,431
                                                                  -----------
                                                                    1,185,504
                                                                  -----------
          Electronics -- 1.0%
26,100    Celestica, Inc.(a)                                          298,845
 4,200    Fisher Scientific International, Inc.(a)                    285,810
 8,585    Koninklijke (Royal) Philips Electronics NV                  288,885
 2,300    Mettler Toledo International, Inc.(a)                       138,782
33,805    NEC Corp., ADR(c)                                           237,987
                                                                  -----------
                                                                    1,250,309
                                                                  -----------
          Engineering & Construction -- 0.4%
32,695    ABB, Ltd., Sponsored ADR(a)                                 410,322
 2,800    Chicago Bridge & Iron Co., N.V.                              67,200
                                                                  -----------
                                                                      477,522
                                                                  -----------
          Food -- 0.9%
 2,460    Ajinomoto Co., Inc., ADR                                    262,605
 1,200    Del Monte Foods Co.                                          14,232
 3,370    Nestle SA, Sponsored ADR                                    243,988
 8,675    Whole Foods Market, Inc.                                    576,367
                                                                  -----------
                                                                    1,097,192
                                                                  -----------
          Gas -- 0.1%
 5,600    Southern Union Co.                                          139,048
                                                                  -----------
          Health Care - Capital Equipment -- 0.1%
 4,800    Thermo Electron Corp.(a)                                    178,032
                                                                  -----------
          Health Care - Products -- 2.5%
17,300    Baxter International, Inc.                                  671,413
 3,300    Beckman Coulter, Inc.                                       180,081
 3,400    Biomet, Inc.                                                120,768
 1,500    Cooper Cos. (The), Inc.                                      81,045
 2,375    Intuitive Surgical, Inc.(a)(c)                              280,250
 9,400    Johnson & Johnson                                           556,668
 6,400    Kinetic Concepts, Inc.(a)                                   263,488
13,025    St. Jude Medical, Inc.(a)                                   534,025
 7,275    Zimmer Holdings, Inc.(a)                                    491,790
                                                                  -----------
                                                                    3,179,528
                                                                  -----------
          Health Care - Services -- 2.5%
15,625    Aetna, Inc.                                                 767,813
 7,025    DaVita, Inc.(a)                                             422,975
 8,575    Humana, Inc.(a)                                             451,474
 5,600    Quest Diagnostics, Inc.                                     287,280
 4,300    Triad Hospitals, Inc.(a)                                    180,170
18,225    UnitedHealth Group, Inc.                                  1,018,048
                                                                  -----------
                                                                    3,127,760
                                                                  -----------
          Holding Companies - Diversified -- 0.2%
 4,680    Hutchison Whampoa, Ltd., ADR                                213,642
                                                                  -----------
          Home Builders -- 0.2%
 7,500    Pulte Homes, Inc.                                           288,150
                                                                  -----------
          Home Furnishings -- 0.2%
 6,015    Sony Corp., Sponsored ADR                                   277,111
                                                                  -----------
          Household Products & Wares -- 0.6%
 7,200    Fortune Brands, Inc.                                        580,536
   700    Fossil, Inc.(a)                                              13,006
 3,000    Scotts Miracle-Gro Co., (The), Class A                      137,280
                                                                  -----------
                                                                      730,822
                                                                  -----------
          Insurance -- 2.0%
 6,800    Aflac, Inc.                                                 306,884
 1,000    Ambac Financial Group, Inc.                                  79,600
 1,200    American International Group, Inc.                           79,308
 1,900    Arch Capital Group, Ltd.(a)                                 109,706
 9,460    Axa, Sponsored ADR                                          330,722
 4,500    Cincinnati Financial Corp.                                  189,315
 8,505    ING Groep NV, Sponsored ADR                                 335,097
 3,600    MGIC Investment Corp.                                       239,868
 3,900    Ohio Casualty Corp.                                         123,630
 1,500    PMI Group, Inc. (The)                                        68,880
 8,625    Prudential Financial, Inc.                                  653,861
 1,200    Willis Group Holdings, Ltd.                                  41,112
                                                                  -----------
                                                                    2,557,983
                                                                  -----------
          Internet -- 1.1%
16,425    eBay, Inc.(a)                                               641,560
 1,300    Google, Inc., Class A(a)                                    507,000
 9,700    Symantec Corp.(a)                                           163,251
                                                                  -----------
                                                                    1,311,811
                                                                  -----------
          Leisure Time -- 1.3%
18,800    Carnival Corp.                                              890,556
14,200    Harley-Davidson, Inc.                                       736,696
                                                                  -----------
                                                                    1,627,252
                                                                  -----------
          Machinery - Construction & Mining -- 0.8%
 8,175    Caterpillar, Inc.                                           587,047

Investments as of March 31, 2006 (Unaudited)

Shares    Description                                               Value (+)(e)
--------------------------------------------------------------------------------
          Machinery - Construction & Mining -
          continued
 7,875    Joy Global, Inc.                                           $  470,689
                                                                     ----------
                                                                      1,057,736
                                                                     ----------
          Media -- 3.9%
 7,500    British Sky Broadcasting PLC(c)                               283,350
16,700    CBS Corp., Class B                                            400,466
20,300    DIRECTV Group (The), Inc.(a)                                  332,920
97,300    Liberty Media Corp., Class A(a)                               798,833
 6,430    Reuters Group PLC, Sponsored ADR(c)                           264,659
64,600    Time Warner, Inc.                                           1,084,634
10,500    Viacom, Inc., Class B(a)                                      407,400
 8,520    Vivendi Universal SA                                          291,384
36,200    Walt Disney Co. (The)                                       1,009,618
                                                                     ----------
                                                                      4,873,264
                                                                     ----------
          Metal Fabricate & Hardware -- 0.1%
 2,900    Timken Co. (The)                                               93,583
                                                                     ----------
          Metals -- 0.4%
 7,080    Alcan, Inc.                                                   323,768
 2,900    Inco, Ltd.                                                    144,681
 1,200    RTI International Metals, Inc.(a)                              65,820
                                                                     ----------
                                                                        534,269
                                                                     ----------
          Mining -- 0.1%
 3,100    Companhia Vale do Rio Doce, ADR                               150,443
                                                                     ----------
          Miscellaneous - Manufacturing -- 1.6%
 1,900    Cooper Industries, Ltd., Class A                              165,110
 2,200    Eaton Corp.                                                   160,534
 2,000    Ingersoll-Rand Co., Ltd., Class A                              83,580
 2,800    ITT Industries, Inc.                                          157,416
14,230    Kawasaki Heavy Industries, Ltd., Sponsored ADR                197,085
   800    Parker Hannifin Corp.                                          64,488
43,000    Tyco International, Ltd.                                    1,155,840
                                                                     ----------
                                                                      1,984,053
                                                                     ----------
          Office & Business Equipment -- 0.6%
 4,590    Canon, Inc., Sponsored ADR                                    303,170
29,400    Xerox Corp.(a)                                                446,880
                                                                     ----------
                                                                        750,050
                                                                     ----------
          Oil & Gas -- 2.8%
   500    Amerada Hess Corp.                                             71,200
   700    Anadarko Petroleum Corp.                                       70,707
   800    Apache Corp.                                                   52,408
 3,920    BP PLC, Sponsored ADR                                         270,245
 8,700    Chesapeake Energy Corp.                                       273,267
 5,100    ConocoPhillips                                                322,065
 6,257    ENI SpA, Sponsored ADR                                        356,524
 3,925    EOG Resources, Inc.                                           282,600
 4,600    Frontier Oil Corp.                                            273,010
 1,600    Murphy Oil Corp.                                               79,712
 1,200    Noble Energy, Inc.                                             52,704
 1,900    Occidental Petroleum Corp.                                    176,035
 1,900    Pogo Producing Co.                                             95,475
 1,600    Sunoco, Inc.                                                  124,112
 1,800    Tesoro Corp.                                                  123,012
 2,639    Total SA, Sponsored ADR(c)                                    347,635
 4,100    Valero Energy Corp.                                           245,098
 7,000    XTO Energy, Inc.                                              304,990
                                                                     ----------
                                                                      3,520,799
                                                                     ----------
          Oil & Gas Services -- 0.2%
 4,250    National Oilwell Varco, Inc.(a)                               272,510
                                                                     ----------
          Pharmaceuticals -- 3.0%
 5,800    Abbott Laboratories                                           246,326
 4,400    AstraZeneca PLC, Sponsored ADR                                221,012
 3,900    Cardinal Health, Inc.                                         290,628
21,600    Caremark Rx, Inc.(a)                                        1,062,288
 7,150    Gilead Sciences, Inc.(a)                                      444,873
 5,515    GlaxoSmithKline PLC, ADR                                      288,490
 5,000    Medco Health Solutions, Inc.(a)                               286,100
 5,530    Novartis AG, ADR                                              306,583
 4,385    Schering AG, ADR(c)                                           455,645
 1,200    Schering-Plough Corp.                                          22,788
10,610    Serono SA(c)                                                  184,720
                                                                     ----------
                                                                      3,809,453
                                                                     ----------
          Processing / Business Services -- 0.4%
 5,825    Express Scripts, Inc.(a)                                      512,018
                                                                     ----------
          Real Estate -- 0.6%
 8,775    CB Richard Ellis Group, Inc., Class A(a)                      708,143
                                                                     ----------
          REITs - Healthcare -- 0.2%
 8,800    Ventas, Inc.                                                  291,984
                                                                     ----------
          REITs - Mortgage -- 0.3%
 7,900    KKR Financial Corp.                                           177,197
   600    Newcastle Investment Corp.                                     14,352
 6,100    NovaStar Financial, Inc.                                      203,984
                                                                     ----------
                                                                        395,533
                                                                     ----------
          Restaurants -- 1.0%
37,000    McDonald's Corp.                                            1,271,320
                                                                     ----------
          Retail -- 5.1%
   800    AutoZone, Inc.(a)                                              79,752
16,375    Chico's FAS, Inc.(a)                                          665,480
 3,400    Costco Wholesale Corp.                                        184,144
35,800    Home Depot, Inc.                                            1,514,340
40,490    Kingfisher PLC, Sponsored ADR(c)                              340,116
 7,700    Kohl's Corp.(a)                                               408,177
 3,800    Limited Brands, Inc.                                           92,948
 7,475    Lowe's Cos., Inc.                                             481,689
11,250    Nordstrom, Inc.                                               440,775
 1,900    Pacific Sunwear of California, Inc.(a)                         42,104
 4,700    PETCO Animal Supplies, Inc.(a)                                110,779
23,800    Starbucks Corp.(a)                                            895,832
 8,800    TJX Cos., Inc.                                                218,416
20,700    Wal-Mart Stores, Inc.                                         977,868
                                                                     ----------
                                                                      6,452,420
                                                                     ----------

Investments as of March 31, 2006 (Unaudited)

 Shares      Description                                             Value (+)(e)
---------------------------------------------------------------------------------
             Savings & Loans -- 0.4%
    9,700    Commercial Capital Bancorp, Inc.                        $   136,382
    4,400    Sovereign Bancorp, Inc.                                      96,404
    6,700    Washington Mutual, Inc.(c)                                  285,554
                                                                     -----------
                                                                         518,340
                                                                     -----------
             Semiconductors -- 2.7%
   17,062    Broadcom Corp., Class A(a)                                  736,396
   55,200    Intel Corp.                                               1,068,120
   15,050    STMicroelectronics NV(c)                                    276,769
   39,400    Texas Instruments, Inc.                                   1,279,318
                                                                     -----------
                                                                       3,360,603
                                                                     -----------
             Software -- 0.3%
    9,425    Adobe Systems, Inc.                                         329,121
                                                                     -----------
             Telecommunications -- 3.2%
      900    Anixter International, Inc.                                  43,002
   43,700    Cisco Systems, Inc.(a)                                      946,979
   30,850    Corning, Inc.(a)                                            830,173
   12,570    France Telecom SA(c)                                        282,574
   19,625    Motorola, Inc.                                              449,609
   20,000    QUALCOMM, Inc.                                            1,012,200
    9,595    Telefonica Moviles SA, ADR                                  123,488
   13,455    Vodafone Group PLC, Sponsored ADR                           281,209
    1,500    West Corp.(a)                                                66,990
                                                                     -----------
                                                                       4,036,224
                                                                     -----------
             Textiles -- 0.1%
    1,100    Mohawk Industries, Inc.(a)                                   88,792
                                                                     -----------
             Tobacco -- 0.5%
    4,300    Loews Corp. - Carolina Group                                203,261
    2,300    Reynolds American, Inc.                                     242,650
    3,000    UST, Inc.                                                   124,800
                                                                     -----------
                                                                         570,711
                                                                     -----------
             Toys, Games & Hobbies -- 0.3%
   22,930    Nintendo Co., Ltd., ADR                                     425,352
                                                                     -----------
             Transportation -- 0.8%
    1,100    CSX Corp.                                                    65,780
    5,500    Laidlaw International, Inc.                                 149,600
    8,600    Union Pacific Corp.                                         802,810
                                                                     -----------
                                                                       1,018,190
                                                                     -----------
             Water -- 0.2%
    6,990    Suez SA, ADR(c)                                             275,756
                                                                     -----------
             Total Common Stocks
             (Identified Cost $77,095,932)                            84,678,194
                                                                     -----------

Principal
 Amount
---------------------------------------------------------------------------------
Bonds and Notes -- 30.9%

             Asset Backed Securities -- 0.3%
$ 277,000    Citibank Credit Card Issuance Trust,
             Series 2003-A6, Class A6,
             2.900%, 5/17/2010                                           264,277

Principal
 Amount      Description                                             Value (+)(e)
---------------------------------------------------------------------------------
             Asset Backed Securities - continued
$ 100,000    Citibank Credit Card Issuance Trust,
             Series 2003-A3, Class A3,
             3.100%, 3/10/2010                                       $    96,138
                                                                     -----------
                                                                         360,415
                                                                     -----------
             Auto Manufacturers -- 0.4%
  460,000    DaimlerChrysler NA Holding Corp.,
             4.050%, 6/04/2008                                           445,741
                                                                     -----------
             Banks -- 0.7%
  820,000    Bank of America Corp., Subordinated Note,
             7.400%, 1/15/2011                                           886,277
                                                                     -----------
             Diversified Financial Services -- 5.7%
  450,000    American General Finance Corp.,
             5.375%, 10/01/2012                                          441,432
  475,000    CIT Group, Inc., Senior Note,
             4.000%, 5/08/2008(c)                                        462,195
  895,000    Countrywide Home Loans, Inc. (MTN),
             5.500%, 2/01/2007                                           895,754
  850,000    General Electric Capital Corp. (MTN),
             6.000%, 6/15/2012                                           872,944
  825,000    Household Finance Corp.,
             4.625%, 1/15/2008                                           816,361
   90,000    Household Finance Corp.,
             8.000%, 7/15/2010                                            98,203
  910,000    John Deere Capital Corp., Global Note,
             4.500%, 8/22/2007                                           900,341
  913,000    Lehman Brothers Holdings, Inc., Global Note,
             6.250%, 5/15/2006(c)                                        914,109
  900,000    Morgan Stanley Dean Witter & Co., Global Note,
             6.100%, 4/15/2006                                           900,272
  885,000    USA Education, Inc.,
             5.625%, 4/10/2007                                           887,552
                                                                     -----------
                                                                       7,189,163
                                                                     -----------
             Electric -- 1.8%
  220,000    Carolina Power & Light,
             6.500%, 7/15/2012                                           229,249
  865,000    Dominion Resources, Inc.,
             5.700%, 9/17/2012                                           857,075
  910,000    Duke Energy Corp., Senior Note,
             4.200%, 10/01/2008                                          882,907
  255,000    Progress Energy, Inc.,
             7.100%, 3/01/2011                                           270,452
                                                                     -----------
                                                                       2,239,683
                                                                     -----------
             Government Agencies -- 13.4%
2,147,733    FHLMC,
             4.000%, with various maturities to 2020(f)                2,007,695
1,202,572    FHLMC,
             4.500%, 6/01/2035                                         1,109,319
  950,000    FHLMC,
             4.625%, 2/21/2008(c)                                        942,174

Investments as of March 31, 2006 (Unaudited)

 Principal
  Amount       Description                                        Value (+)(e)
-------------------------------------------------------------------------------
               Government Agencies - continued
  $ 845,000    FHLMC,
               4.875%, 3/15/2007                                 $     842,926
    629,217    FHLMC,
               5.500%, with various maturities to 2020(f)              625,394
     31,946    FHLMC,
               6.000%, 6/01/2035                                        31,983
  1,171,743    FHLMC,
               6.500%, with various maturities to 2035(f)            1,195,043
  1,500,000    FNMA,
               3.250%, 1/15/2008                                     1,453,769
    486,858    FNMA,
               4.000%, with various maturities to 2019(f)              455,872
  1,226,549    FNMA,
               4.500%, 9/01/2035                                     1,131,807
  3,294,882    FNMA,
               5.000%, with various maturities to 2035(f)            3,137,547
  2,507,703    FNMA,
               5.500%, with various maturities to 2034(f)            2,492,726
  1,244,993    FNMA,
               6.500%, with various maturities to 2034(f)            1,272,005
    144,727    GNMA,
               6.500%, 10/20/2034                                      148,491
                                                                 -------------
                                                                    16,846,751
                                                                 -------------
               Insurance -- 0.7%
    900,000    Marsh & McLennan Cos, Inc.,
               5.750%, 9/15/2015                                       880,120
                                                                 -------------
               Media -- 0.3%
    390,000    Time Warner, Inc.,
               7.625%, 4/15/2031                                       424,844
                                                                 -------------
               Metals -- 0.7%
    910,000    Alcan, Inc., Senior Note,
               4.875%, 9/15/2012                                       871,148
                                                                 -------------
               Pipelines -- 0.7%
    845,000    Kinder Morgan, Inc., Senior Note,
               6.500%, 9/01/2012                                       874,196
                                                                 -------------
               REITs - Regional Malls -- 0.3%
    450,000    Simon Property Group LP,
               4.600%, 6/15/2010                                       433,927
                                                                 -------------
               Telecommunications -- 1.0%
    900,000    SBC Communications,
               5.100%, 9/15/2014                                       854,224
    415,000    Sprint Capital Corp.,
               6.875%, 11/15/2028                                      428,170
                                                                 -------------
                                                                     1,282,394
                                                                 -------------
               Treasuries -- 4.9%
    750,000    U.S. Treasury Bond,
               4.500%, 2/15/2036(c)                                    703,711
  1,005,000    U.S. Treasury Bond, 5.250%, with various
               maturities to 2029(c)(f)                              1,031,931
    775,000    U.S. Treasury Bond,
               6.000%, 2/15/2026(c)                                    864,730
  1,760,000    U.S. Treasury Note,
               4.500%, 2/15/2016(c)                                  1,711,737
    715,000    U.S. Treasury Note,
               5.000%, 2/15/2011(c)                                    720,809
  1,050,000    U.S. Treasury Note,
               6.250%, 2/15/2007                                     1,061,813
                                                                 -------------
                                                                     6,094,731
                                                                 -------------
               Total Bonds and Notes
               (Identified Cost $39,867,361)                        38,829,390
                                                                 -------------
  Shares/
 Principal
  Amount
-------------------------------------------------------------------------------
               Short-Term Investments -- 12.8%
 13,881,865    State Street Navigator Securities Lending
               Prime Portfolio(d)                                   13,881,865
$ 2,145,576    Tri-Party Repurchase Agreement with Fixed
               Income Clearing Corporation, dated 03/31/2006
               at 2.95% to be repurchased at $2,146,104 on
               4/3/2006, collateralized by $2,095,000 U.S.
               Treasury Note, 4.00% due 6/15/2009 valued at
               $2,067,028 and collateralized by $145,000 U.S.
               Treasury Note, 3.625% due 5/15/2013 valued at
               $136,145(g)                                           2,145,576
                                                                 -------------
               Total Short-Term Investments
               (Identified Cost $16,027,441)                        16,027,441
                                                                 -------------
               Total Investments -- 111.1%
               (Identified Cost $132,990,734)(b)                   139,535,025
               Other assets less liabilities--(11.1)%              (13,994,423)
                                                                 -------------
               Total Net Assets -- 100%                          $ 125,540,602
                                                                 =============

(+) Equity securities for which market quotations are readily available are valued at market price on the basis of valuations furnished to the Portfolio by a pricing service which has been authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on an applicable securities exchange or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price on the basis of valuations furnished by a pricing service authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which

Investments as of March 31, 2006 (Unaudited)

       are generally recognized by institutional traders. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. Securities traded on a foreign exchange will be valued at their market price on the non-U.S. exchange. The value of other securities principally traded outside the United States will be computed as of the completion of substantial trading for the day on the markets on which such securities principally trade. Occasionally, events affecting the value of securities principally traded outside the United State s may occur between the completion of substantial trading of such securities for the day and the close of the Exchange, which events would not be reflected in the computation of the Portfolio's net asset value. If, in the determination of the Board of Trustees or persons acting at their direction, events materially affecting the value of the Portfolio's securities occur during such period, then these securities may be fair valued at the time the Portfolio determines its net asset value by or pursuant to procedures approved by the Board of Trustees. When fair valuing its securities, the Portfolio may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the local market and before the time the Portfolio's net asset value is calculated. All other securities and assets are valued at fair value as determined in good faith by the Portfolio's investment adviser and subadvisers, pursuant to the procedures approved by the Board of Trustees. Security transactions are accounted for on trade date.

 (a)   Non-income producing security.

 (b) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales):

       At March 31, 2006, the net unrealized appreciation on investments based on cost of $133,208,041 for federal income tax purposes was as follows:

       Aggregate gross unrealized appreciation for all
       investments in which there is an excess of
       value over tax cost                                    $ 8,841,752
       Aggregate gross unrealized depreciation for all
       investments in which there is an excess of tax
       cost over value                                         (2,514,768)
                                                              -----------
       Net unrealized appreciation                            $ 6,326,984
                                                              ===========

 (c) All or a portion of this security was on loan to brokers at March 31, 2006. The Portfolio has entered into an agreement with State Street Bank, as agent of the Portfolio, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government and agency securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. The Portfolio invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Portfolio and State Street Bank as lending agent. The Portfolio bears the risk of loss with respect to the investment of cash collateral. The market value of securities on loan to borrowers and the value of collateral held by the Portfolio with respect to such loans at March 31, 2006 were $13,566,196 and $13,881,865.

 (d)   Represents investment of securities lending collateral.

 (e) The books and records of the Portfolio are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S dollars based upon foreign exchange rates prevailing at the end of the period.

 (f) The Portfolio's investments in mortgage related securities of the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association, which are interests in separate pools of mortgages, and in United States Treasury Bonds which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

 (g) The Portfolio, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Portfolio's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The Portfolio's investment adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Portfolio and the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Portfolio's ability to dispose of the underlying securities.

ADR An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

   Investments as of March 31, 2006 (Unaudited)


FHLMC    Federal Home Loan Mortgage Corporation

 FNMA    Federal National Mortgage Association

 GNMA    Government National Mortgage Association

  MTN    Medium Term Note

REITs    Real Estate Investment Trusts

ITEM 2. CONTROLS AND PROCEDURES.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1) Certification for the principal executive officer as required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended (the "Act") filed herewith.

(a)(2) Certification for the principal financial officer as required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended (the "Act") filed herewith.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                    IXIS Advisor Funds Trust III

                                    By:    /s/ John T. Hailer
                                           -------------------------------------
                                    Name:  John T. Hailer
                                    Title: President and Chief Executive Officer
                                    Date:  May 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                    By:    /s/ John T. Hailer
                                           -------------------------------------
                                    Name:  John T. Hailer
                                    Title: President and Chief Executive Officer
                                    Date:  May 24, 2006

                                    By:    /s/ Michael C. Kardok
                                           -------------------------------------
                                    Name:  Michael C. Kardok
                                    Title: Treasurer
                                    Date:  May 24, 2006